Earnings Per Unit - Calculation of Earnings (Loss) Per Unit (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Unit [Line Items]
Net income (loss) attributable to Memorial Production Partners LP	$ 159,000	$ 101,157	$ (111,628)	$ (32,947)	$ 982	$ 11,972	$ 56,315	$ (8,531)	$ 115,582	$ 60,738	$ 22,963
Less: Previous owners interest in net income (loss)	(4,277)	(1,919)	2,566	1,165	(9,880)	55,265	10,136	(3,509)	(2,465)	52,012	22,842
Less: General partner's 0.1% interest in net income (loss)									118	9
Less: IDRs attributable to corresponding period									202	81
Net income (loss) available to limited partners									117,727	8,636	121
Weighted average limited partner units outstanding:
Basic and diluted									70,859	46,017	22,880
Basic and diluted EPU	$ 1.88	$ 1.39	$ (1.86)	$ (0.56)	$ 0.18	$ (0.97)	$ 1.04	$ (0.14)	$ 1.66	$ 0.19	$ 0.01
Supplemental EPU [Member]
Earnings Per Unit [Line Items]
Net income (loss) attributable to Memorial Production Partners LP									115,582	60,738	22,963
Less: General partner's 0.1% interest in net income (loss)									116	61	23
Less: IDRs attributable to corresponding period									202	81
Net income (loss) available to limited partners									$ 115,264	$ 60,596	$ 22,940
Weighted average limited partner units outstanding:
Basic and diluted									70,859	46,017	22,880
Basic and diluted EPU									$ 1.63	$ 1.32	$ 1.00
Common Units [Member]
Weighted average limited partner units outstanding:
Weighted average limited partner units outstanding									65,498	40,656	17,519
Common Units [Member] | Supplemental EPU [Member]
Weighted average limited partner units outstanding:
Weighted average limited partner units outstanding									65,498	40,656	17,519
Subordinated Units [Member]
Weighted average limited partner units outstanding:
Weighted average limited partner units outstanding									5,361	5,361	5,361
Subordinated Units [Member] | Supplemental EPU [Member]
Weighted average limited partner units outstanding:
Weighted average limited partner units outstanding									5,361	5,361	5,361